Compass EMP REC Enhanced Volatility Weighted Fund
Compass EMP REC Enhanced Volatility Weighted Fund
Investment Objective:
The Fund seeks to provide investment results that match the performance of the CEMP REIT Long/Cash Volatility Weighted Index before expenses.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 61 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Compass EMP REC Enhanced Volatility Weighted Fund (USD $)	Compass EMP REC Enhanced Volatility Weighted Fund Class A	Compass EMP REC Enhanced Volatility Weighted Fund Class T	Compass EMP REC Enhanced Volatility Weighted Fund Class C	Compass EMP REC Enhanced Volatility Weighted Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	none	none
Wire Redemption Fee (per wire redemption; deducted directly from account)	15.00	15.00	15.00	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Compass EMP REC Enhanced Volatility Weighted Fund		Compass EMP REC Enhanced Volatility Weighted Fund Class A	Compass EMP REC Enhanced Volatility Weighted Fund Class T	Compass EMP REC Enhanced Volatility Weighted Fund Class C	Compass EMP REC Enhanced Volatility Weighted Fund Class I
Management Fees		1.05%	1.05%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees		0.25%	0.50%	1.00%	none
Other Expenses	[1]	0.34%	0.34%	0.34%	0.34%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.65%	1.90%	2.40%	1.40%
Fee Waivers and Expense Reimbursement	[2]	(0.24%)	(0.24%)	(0.24%)	(0.24%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement		1.41%	1.66%	2.16%	1.16%
[1]	Estimated for the current fiscal year.
[2]	The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2013 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 1.15% for each class of shares of the Fund. The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Compass EMP REC Enhanced Volatility Weighted Fund (USD $)	1 Year	3 Years
Compass EMP REC Enhanced Volatility Weighted Fund Class A	710	1,043
Compass EMP REC Enhanced Volatility Weighted Fund Class T	513	904
Compass EMP REC Enhanced Volatility Weighted Fund Class C	219	726
Compass EMP REC Enhanced Volatility Weighted Fund Class I	118	420

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a portfolio of common stock of real estate investment trusts ("REITs") that are traded on a U.S. exchange.  The Fund seeks to track the returns of the CEMP REIT Long/Cash Volatility Weighted Index (the "Index") before expenses.  The Fund employs a replication strategy that entails holding all, or approximately all, the stocks in the Index.

The Index is an unmanaged index that generally consists of the common stock of the 100 largest REITs by market capitalization that trade on a U.S. exchange with consistent positive earnings (at least 4 most recent quarters) weighted based on the volatility of each stock.  Volatility is a measure of the historical dispersion of a stock's price compared to its mean.  The weight of each member in the Index is defined by its own volatility relative to the average volatility of all Index members measured over the past 180 days.  Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.  The Index may include less than 100 stocks depending on the number of companies meeting the Index's criteria.

The Index seeks to limit risk during unfavorable (non-normal) market conditions by reducing its exposure to the market.  Market conditions are measured by reference to the CEMP U.S. REIT 100 Volatility Weighted Index, which is composed of the same REIT stocks as in the Index, but without any allocation to cash.  In other words, the CEMP U.S. REIT 100 Volatility Weighted Index is always 100% invested in REIT stocks.  During a period of market decline, defined as a 10% drop from the all-time daily high and based on the month end value of the CEMP U.S. REIT 100 Volatility Weighted Index, exposure to the market may be as low as 25% depending on the magnitude and duration of such decline.  The Index will return to being fully invested if the month end value of the stocks in the CEMP U.S. REIT 100 Volatility Weighted Index returns to a -10% value from its daily high.  However, if the CEMP U.S. REIT 100 Volatility Weighted Index declines further to 20% from its recent highest value, 25% of the Index will be reinvested from cash equivalents back into the stocks of the CEMP U.S. REIT 100 Volatility Weighted Index at their current securities weighting.  If the CEMP U.S. REIT 100 Volatility Weighted Index declines still further to 30% from the recent highest value, another 25% of the Index will be reinvested back into the stocks of the CEMP U.S. REIT 100 Volatility Weighted Index at their current securities weighting.  If the CEMP U.S. REIT 100 Volatility Weighted Index declines even further to 40% (or more) from the recent highest value, the remaining 25% of the Index will be reinvested back into the stocks of the CEMP U.S. REIT 100 Volatility Weighted Index at their current securities weighting and the Index will then be 100% invested in stocks.  The Index's exposure to the market is dictated by a mathematical index construction algorithm, which is not subject to discretionary human judgment or intervention.  The Index's REIT component is reconstituted every March and September.  The Fund concentrates investments in the securities of real estate industry issuers (defined as REITs) because, under normal circumstances, it invests over 25% of its assets in REIT common stocks.

During unfavorable market conditions the Fund will invest its cash in excess of the amount required for REIT investments primarily in domestic and foreign fixed income securities, including U.S. Treasury bills and notes, commercial paper and corporate bonds.  With respect to such excess cash investments, the Fund expects the dollar-weighted average fixed income maturity to be 12 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above).  However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as "junk bonds."

The use of "REC" in the Fund's name is intended to be representative of the two major aspects of the Fund's primary investment strategies: "RE" is referring to real estate-related investments, and "C" is referring to cash allocated to short-term fixed income securities when the Fund is defensively positioned.

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.  The Fund's returns will vary and you could lose money on your investment in the Fund.  The Fund is not intended to be a complete investment program.

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Fixed Income Risk. The value of the Fund's investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

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Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

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Junk Bond Risk.  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  These securities are considered speculative.

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Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operation.

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Management Risk.  The Advisor's asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

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Real Estate Risk. The value of real estate investments are subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market. These may include decreases in real estate values, overbuilding, increases in operating costs, interest rates and property taxes.  The Fund is also subject to real estate industry concentration risk because it normally invests over 25% of its assets in the common stock of REITs.

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REIT Risk.  The value of securities issued by a REIT may be affected by changes in the value of the underlying property owned by the REITs and the value of mortgage REITs may be affected by the quality of loan assets. Investment in REITs involves risks similar to those associated with investing in small capitalization companies, and REITs (especially mortgage REITs) are subject to interest rate risks.  Because REITs incur expenses like management fees, investments in REITs also add an additional layer of expenses.

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Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

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Tracking Risks. The Fund may not be able to replicate exactly the performance of the Index because of transaction costs incurred by the Fund in adjusting the actual balance of the investments in the Fund's portfolio.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information is available by calling 1-888-944-4367.